Long-term Debt - Balances (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 243,139	$ 249,674
Bank of America Corporation
Debt Instrument [Line Items]
Long-term debt	185,771	194,103
Bank of America, N.A.
Debt Instrument [Line Items]
Long-term debt	35,466	29,440
Subsidiaries
Debt Instrument [Line Items]
Long-term debt	21,902	26,131
Senior notes | Bank of America Corporation
Debt Instrument [Line Items]
Long-term debt	127,628
Senior notes | Bank of America Corporation | Fixed, with a weighted-average rate of 4.67%, ranging from 1.25% to 8.83%, due 2015 to 2044
Debt Instrument [Line Items]
Long-term debt	113,069	109,845
Senior notes | Bank of America Corporation | Floating, with a weighted-average rate of 1.32%, ranging from 0.09% to 4.98%, due 2015 to 2044
Debt Instrument [Line Items]
Long-term debt	14,559	22,268
Senior notes | Bank of America, N.A.
Debt Instrument [Line Items]
Long-term debt	8,579
Senior notes | Bank of America, N.A. | Fixed, with a weighted-average rate of 1.98%, ranging from 0.08% to 7.72%, due 2015 to 2187
Debt Instrument [Line Items]
Long-term debt	2,893	1,670
Senior notes | Bank of America, N.A. | Floating, with a weighted-average rate of 0.60%, ranging from 0.36% to 0.70%, due 2015 to 2041
Debt Instrument [Line Items]
Long-term debt	5,686	3,684
Senior notes | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	22
Senior notes | Subsidiaries | Fixed, with a rate of 5.50%, due 2017 to 2021
Debt Instrument [Line Items]
Long-term debt	1	194
Senior notes | Subsidiaries | Floating, with a rate of 1.88%, due 2015
Debt Instrument [Line Items]
Long-term debt	21	115
Senior structured notes | Bank of America Corporation
Debt Instrument [Line Items]
Long-term debt	22,168	30,575
Subordinated notes | Bank of America Corporation
Debt Instrument [Line Items]
Long-term debt	28,700
Subordinated notes | Bank of America Corporation | Fixed, with a weighted-average rate of 4.91%, ranging from 0.80% to 10.20%, due 2015 to 2038
Debt Instrument [Line Items]
Long-term debt	26,995	22,379
Subordinated notes | Bank of America Corporation | Floating, with a weighted-average rate of 0.97%, ranging from 0.01% to 3.16%, due 2016 to 2026
Debt Instrument [Line Items]
Long-term debt	1,705	1,798
Subordinated notes | Bank of America, N.A.
Debt Instrument [Line Items]
Long-term debt	6,322
Subordinated notes | Bank of America, N.A. | Fixed, with a weighted-average rate of 5.68%, ranging from 5.30% to 6.10%, due 2016 to 2036
Debt Instrument [Line Items]
Long-term debt	4,921	4,876
Subordinated notes | Bank of America, N.A. | Floating, with a weighted-average rate of 0.53%, ranging from 0.26% to 0.54%, due 2016 to 2019
Debt Instrument [Line Items]
Long-term debt	1,401	1,401
Advances from Federal Home Loan Banks | Bank of America, N.A.
Debt Instrument [Line Items]
Long-term debt	10,683
Advances from Federal Home Loan Banks | Bank of America, N.A. | Fixed, with a weighted-average rate of 5.34%, ranging from 0.01% to 7.72%, due 2015 to 2034
Debt Instrument [Line Items]
Long-term debt	183	1,441
Advances from Federal Home Loan Banks | Bank of America, N.A. | Floating, with a weighted-average rate of 0.26%, ranging from 0.24% to 0.30%, due 2015 to 2016
Debt Instrument [Line Items]
Long-term debt	10,500	3,001
Securitizations and other BANA VIEs | Bank of America, N.A.
Debt Instrument [Line Items]
Long-term debt	9,882	13,367
Structured liabilities | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	15,971	16,913
Junior subordinated notes (related to trust preferred securities) | Bank of America Corporation
Debt Instrument [Line Items]
Long-term debt	7,275
Junior subordinated notes (related to trust preferred securities) | Bank of America Corporation | Fixed, with a weighted-average rate of 6.78%, ranging from 5.25% to 8.05%, due 2027 to perpetual
Debt Instrument [Line Items]
Long-term debt	6,722	6,685
Junior subordinated notes (related to trust preferred securities) | Bank of America Corporation | Floating, with a weighted-average rate of 0.92%, ranging from 0.78% to 1.24%, due 2027 to 2056
Debt Instrument [Line Items]
Long-term debt	553	553
Junior subordinated notes (related to trust preferred securities) | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	405
Junior subordinated notes (related to trust preferred securities) | Subsidiaries | Fixed, with a weighted-average rate of 7.14%, ranging from 7.00% to 7.28%, perpetual
Debt Instrument [Line Items]
Long-term debt	339	340
Junior subordinated notes (related to trust preferred securities) | Subsidiaries | Floating, with a rate of 0.86%, due 2027
Debt Instrument [Line Items]
Long-term debt	66	66
Nonbank VIEs | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	3,425	6,081
Other | Subsidiaries
Debt Instrument [Line Items]
Long-term debt	$ 2,079	$ 2,422